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                                                                December 8, 2000

(ON NUVEEN INVESTMENTS LETTERHEAD)

SECURITIES AND EXCHANGE COMMISSION
450 FIFTH STREET, N.W.
WASHINGTON, D.C. 20549

RE:  Nuveen Unit Trusts, Series 112

     File No. 333-51132

     Dear Sir or Madam:

     On behalf of Nuveen Investments, in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the most recent amendment to the Registration Statement on Form S-6 (the "Registration Statement") of the above-referenced Series does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 1, which was the most recent amendment to the Registration Statement, was filed electronically with the Commission on December 7, 2000.

     Very truly yours,

     Nuveen Investments

     By /s/ Benjamin T. Fulton
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        Benjamin T. Fulton
        Managing Director and Vice President